Litigation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Provision for litigation
Litigation
Balance at beginning of the year	$ 1,473	$ 839
Additions and reversals, net	185	169
Payments	(146)	(225)
Indexation and interest	32	81
Translation adjustment	(225)	(22)
Merger of Valepar		631
Balance at end of the year	1,357	1,473
Tax litigation
Litigation
Balance at beginning of the year	750	214
Additions and reversals, net	17	22
Payments	(5)	(117)
Indexation and interest	23	10
Translation adjustment	(114)	(10)
Merger of Valepar		631
Balance at end of the year	692	750
Civil litigation
Litigation
Balance at beginning of the year	131	84
Additions and reversals, net	65	17
Payments	(23)	(3)
Indexation and interest	17	35
Translation adjustment	(25)	(2)
Balance at end of the year	166	131
Labor litigation
Litigation
Balance at beginning of the year	582	534
Additions and reversals, net	106	126
Payments	(116)	(105)
Indexation and interest	(7)	37
Translation adjustment	(85)	(10)
Balance at end of the year	496	582
Environmental litigation
Litigation
Balance at beginning of the year	10	7
Additions and reversals, net	(3)	4
Payments	(2)
Indexation and interest	(1)	(1)
Translation adjustment	(1)
Balance at end of the year	3	$ 10
Discontinued operations | Provision for litigation
Litigation
Additions and reversals, net	38
Discontinued operations | Tax litigation
Litigation
Additions and reversals, net	21
Discontinued operations | Civil litigation
Litigation
Additions and reversals, net	1
Discontinued operations | Labor litigation
Litigation
Additions and reversals, net	$ 16